Accounts Receivable, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Accounts Receivable Net [Line Items]
Accounts receivable, percentage	64.70%
Accounts receivable, balance	$ 3.8
Forecast [Member]
Accounts Receivable Net [Line Items]
Accounts receivable, balance		$ 2.1